UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2017 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—40.6%
	Aerospace & Defense—1.7%
$5,071	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	$5,225,665
5,750	TransDigm, Inc., 6.50%, 5/15/25	5,882,825
1,080	Triumph Group, Inc., 7.75%, 8/15/25 (a)(b)	1,166,400

		12,274,890

	Auto Manufacturers—0.5%
3,560	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	3,695,743

	Building Materials—0.7%
4,335	U.S. Concrete, Inc., 6.375%, 6/1/24	4,670,963

	Chemicals—2.7%
5,500	Chemours Co., 6.625%, 5/15/23	5,843,750
3,640	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	3,940,300
4,330	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)	4,486,962
5,120	Tronox Finance LLC, 7.50%, 3/15/22 (a)(b)	5,388,800

		19,659,812

	Commercial Services—1.8%
5,974	Cenveo Corp., 6.00%, 5/15/24 (a)(b)	5,257,120
5,925	Monitronics International, Inc., 9.125%, 4/1/20	5,021,437
2,500	United Rentals North America, Inc., 5.50%, 7/15/25	2,668,750

		12,947,307

	Computers—1.9%
3,917	DynCorp International, Inc., PIK 1.50%, 11.875%, 11/30/20	4,161,666
5,650	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	5,755,938
3,155	Western Digital Corp., 10.50%, 4/1/24	3,669,659

		13,587,263

	Distribution/Wholesale—0.6%
4,110	H&E Equipment Services, Inc., 5.625%, 9/1/25 (a)(b)	4,315,500

	Diversified Financial Services—3.5%
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	6,606,525
5,370	12.75%, 5/1/20 (a)(b)	4,322,850
	Nationstar Mortgage LLC,
2,000	7.875%, 10/1/20	2,043,250
4,250	9.625%, 5/1/19	4,378,562
	Navient Corp.,
1,200	7.25%, 9/25/23	1,299,000
2,605	8.45%, 6/15/18	2,692,268
3,865	Springleaf Finance Corp., 8.25%, 10/1/23	4,290,150

		25,632,605

	Electric Utilities—0.6%
4,265	NRG Energy, Inc., 6.25%, 5/1/24	4,542,225

	Engineering & Construction—0.6%
3,900	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	4,155,060

	Entertainment—0.7%
2,055	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	2,047,294
3,045	Cedar Fair L.P., 5.375%, 6/1/24	3,204,862

		5,252,156

	Healthcare-Services—2.9%
2,165	Community Health Systems, Inc., 6.25%, 3/31/23	2,035,100
4,125	DaVita, Inc., 5.125%, 7/15/24	4,204,922
2,950	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(b)	3,123,312
2,950	HCA, Inc., 7.50%, 2/15/22	3,337,630
6,045	Kindred Healthcare, Inc., 8.75%, 1/15/23	6,075,225
2,750	Tenet Healthcare Corp., 7.00%, 8/1/25 (a)(b)	2,505,938

		21,282,127

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Home Builders—0.5%
$3,365	Beazer Homes USA, Inc., 8.75%, 3/15/22	$3,697,294

	Internet & Catalog Retail—0.3%
2,200	Netflix, Inc., 5.875%, 2/15/25	2,359,500

	Iron/Steel—1.1%
	AK Steel Corp.,
1,550	7.00%, 3/15/27	1,542,560
1,005	7.50%, 7/15/23	1,095,450
4,525	United States Steel Corp., 8.375%, 7/1/21 (a)(b)	4,949,219

		7,587,229

	Machinery-Construction & Mining—0.5%
3,235	Terex Corp., 5.625%, 2/1/25 (a)(b)	3,418,991

	Media—2.2%
5,630	Cablevision Systems Corp., 8.00%, 4/15/20	6,038,175
2,850	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	2,899,875
3,589	LiveStyle, Inc., 9.625%, 2/1/19 (a)(b)(c)(h)(j) (acquisition cost-$3,749,795; purchased 5/7/14-2/26/15)	72
6,645	McClatchy Co., 9.00%, 12/15/22	6,948,178

		15,886,300

	Metal Fabricate/Hardware—0.4%
2,920	Park-Ohio Industries, Inc., 6.625%, 4/15/27	3,149,950

	Mining—1.8%
3,900	Alcoa Nederland Holding BV, 7.00%, 9/30/26 (a)(b)	4,426,500
2,715	Constellium NV, 6.625%, 3/1/25 (a)(b)	2,891,475
2,135	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	2,367,181
3,050	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	3,444,975

		13,130,131

	Oil, Gas & Consumable Fuels—4.7%
2,300	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	2,302,875
1,420	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,460,825
12,800	Cobalt International Energy, Inc., 10.75%, 12/1/21 (a)(b)	13,600,000
450	Ensco PLC, 5.20%, 3/15/25	371,250
6,180	EP Energy LLC, 9.375%, 5/1/20	4,604,100
2,165	NGL Energy Partners L.P., 7.50%, 11/1/23	2,235,363
740	Noble Holding International Ltd., 7.75%, 1/15/24	643,800
3,745	Oasis Petroleum, Inc., 6.875%, 3/15/22	3,824,581
3,470	Sanchez Energy Corp., 6.125%, 1/15/23	2,945,162
1,280	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	1,318,400
630	Weatherford International Ltd., 8.25%, 6/15/23	626,456

		33,932,812

	Pharmaceuticals—1.2%
1,755	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	1,377,675
4,425	Horizon Pharma, Inc., 6.625%, 5/1/23	4,336,500
3,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	2,977,500

		8,691,675

	Pipelines—0.4%
2,715	Energy Transfer Equity L.P., 5.50%, 6/1/27	2,843,963

	Real Estate—0.9%
2,345	Kennedy-Wilson, Inc., 5.875%, 4/1/24	2,421,213
4,090	Uniti Group L.P., 8.25%, 10/15/23	3,936,625

		6,357,838

	Retail—1.9%
4,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (a)(b)	2,823,750
4,370	Conn’s, Inc., 7.25%, 7/15/22	4,380,925
2,165	Dollar Tree, Inc., 5.75%, 3/1/23	2,275,956
1,170	L Brands, Inc., 6.875%, 11/1/35	1,187,550
5,785	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	3,326,375

		13,994,556

	Semiconductors—1.0%
4,090	Advanced Micro Devices, Inc., 7.00%, 7/1/24	4,294,500
2,875	Amkor Technology, Inc., 6.375%, 10/1/22	2,975,625

		7,270,125

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Software—0.7%
$3,850	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	$4,129,125
1,135	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)	1,220,125

		5,349,250

	Telecommunications—4.2%
2,750	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	2,674,375
7,130	Consolidated Communications, Inc., 6.50%, 10/1/22	6,532,862
4,045	Frontier Communications Corp., 10.50%, 9/15/22	3,215,775
2,050	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)	2,166,317
	Hughes Satellite Systems Corp.,
1,130	6.625%, 8/1/26	1,185,088
3,500	7.625%, 6/15/21	3,885,000
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	6,764,900
6,283	Windstream Services LLC, 6.375%, 8/1/23 (a)(b)	4,115,365

		30,539,682

	Transportation—0.6%
3,920	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	4,111,100

	Total Corporate Bonds & Notes (cost-$303,335,519)	294,336,047

CONVERTIBLE BONDS & NOTES—31.5%
	Apparel & Textiles—1.3%
11,020	Iconix Brand Group, Inc., 1.50%, 3/15/18	9,311,900

	Auto Components—0.6%
4,645	Horizon Global Corp., 2.75%, 7/1/22	4,438,878

	Auto Manufacturers—1.0%
4,675	Navistar International Corp., 4.75%, 4/15/19	5,069,453
2,150	Tesla, Inc., 1.25%, 3/1/21	2,311,250

		7,380,703

	Biotechnology—0.8%
7,260	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	5,835,225

	Building Materials—0.5%
3,225	Cemex S.A.B de C.V., 3.72%, 3/15/20	3,362,062

	Commercial Services—2.5%
10,220	Ascent Capital Group, Inc., 4.00%, 7/15/20	8,150,450
7,960	Huron Consulting Group, Inc., 1.25%, 10/1/19	7,571,950
2,795	ServiceSource International, Inc., 1.50%, 8/1/18	2,740,847

		18,463,247

	Distribution/Wholesale—0.7%
4,975	Titan Machinery, Inc., 3.75%, 5/1/19	4,981,219

	Diversified Financial Services—2.3%
7,030	Encore Capital Group, Inc., 3.00%, 7/1/20	8,264,644
9,160	PRA Group, Inc., 3.00%, 8/1/20	8,833,675

		17,098,319

	Electric Utilities—0.9%
6,905	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	6,900,684

	Electrical Equipment—1.1%
	SunPower Corp.,
2,365	0.875%, 6/1/21	1,849,134
7,095	4.00%, 1/15/23	6,110,569

		7,959,703

	Energy-Alternate Sources—1.6%
12,690	SolarCity Corp., 1.625%, 11/1/19	11,746,181

	Engineering & Construction—0.3%
2,445	Layne Christensen Co., 4.25%, 11/15/18	2,399,156

	Equity Real Estate Investment Trusts (REITs)—1.4%
4,100	Two Harbors Investment Corp., 6.25%, 1/15/22	4,279,375
5,810	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	5,759,162

		10,038,537

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Healthcare/Healthcare Distributors—1.1%
$8,615	Aceto Corp., 2.00%, 11/1/20	$7,764,269

	Insurance—1.0%
9,690	AmTrust Financial Services, Inc., 2.75%, 12/15/44	7,019,194

	Iron/Steel—0.1%
690	AK Steel Corp., 5.00%, 11/15/19	850,856

	Oil, Gas & Consumable Fuels—2.8%
13,775	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	13,731,953
7,525	Whiting Petroleum Corp., 1.25%, 4/1/20	6,810,125

		20,542,078

	Pharmaceuticals—3.2%
12,175	Herbalife Ltd., 2.00%, 8/15/19	12,388,062
2,460	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	2,286,263
5,885	Impax Laboratories, Inc., 2.00%, 6/15/22	5,785,691
2,585	Jazz Investments I Ltd., 1.50%, 8/15/24 (a)(b)	2,460,597

		22,920,613

	Pipelines—1.0%
10,095	Cheniere Energy, Inc., 4.25%, 3/15/45	7,079,119

	Retail—1.1%
7,860	RH, zero coupon, 6/15/19 (a)(b)	8,311,950

	Semiconductors—0.8%
2,150	Cypress Semiconductor Corp., 4.50%, 1/15/22	2,909,219
1,775	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G	2,641,422

		5,550,641

	Software—1.8%
11,915	Avid Technology, Inc., 2.00%, 6/15/20	10,336,263
3,015	Synchronoss Technologies, Inc., 0.75%, 8/15/19	2,794,528

		13,130,791

	Telecommunications—1.1%
8,310	Gogo, Inc., 3.75%, 3/1/20	7,665,975

	Tobacco—1.7%
	Vector Group Ltd. (g),
4,335	3 mo. Cash Dividends on Common Stock + 1.75%, 1.75%, 4/15/20	4,990,669
4,685	3 mo. Cash Dividends on Common Stock + 2.50%, 2.50%, 1/15/19	7,355,450

		12,346,119

	Transportation—0.8%
3,010	Aegean Marine Petroleum Network, Inc., 4.25%, 12/15/21 (a)(b)	2,035,512
3,440	Echo Global Logistics, Inc., 2.50%, 5/1/20	3,498,050

		5,533,562

	Total Convertible Bonds & Notes (cost-$213,135,079)	228,630,981

Shares
CONVERTIBLE PREFERRED STOCK—22.8%
	Agriculture—0.9%
62,355	Bunge Ltd., 4.875% (e)	6,434,257

	Banks—4.5%
9,140	Bank of America Corp., 7.25%, Ser. L (e)	12,046,520
7,455	Huntington Bancshares, Inc., 8.50%, Ser. A (e)	10,550,689
7,435	Wells Fargo & Co., 7.50%, Ser. L (e)	9,970,335

		32,567,544

	Chemicals—0.9%
51,505	Rayonier Advanced Materials, Inc., 8.00%, 8/15/19, Ser. A	6,933,088

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2017 (unaudited) (continued)

Shares		Value*
	Commercial Services & Supplies—0.8%
110,120	Stericycle, Inc., 5.25%, 9/15/18	$5,754,871

	Diversified Financial Services—0.5%
4,300	Cowen, Inc., 5.625%, Ser. A (e)	3,604,561

	Diversified Telecommunication Services—0.2%
117,480	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A	1,719,907

	Electric Utilities—2.1%
228,650	Dominion Energy, Inc., 6.75%, 8/15/19, Ser. A	12,093,298
50,060	NextEra Energy, Inc., 6.123%, 9/1/19	2,823,384

		14,916,682

	Equity Real Estate Investment Trusts (REITs)—4.3%
3,490	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	4,037,197
476,235	RLJ Lodging Trust, 1.95%, Ser. A (e)	13,039,314
309,935	Sutherland Asset Management Corp., 7.00%, 8/15/23	7,887,846
106,440	Welltower, Inc., 6.50%, Ser. I (e)	6,621,633

		31,585,990

	Hand/Machine Tools—1.8%
104,940	Stanley Black & Decker, Inc., 5.375%, 5/15/20	12,855,150

	Healthcare Providers & Services—2.4%
302,850	Anthem, Inc., 5.25%, 5/1/18	17,483,530

	Healthcare-Products—1.3%
150,440	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	9,139,230

	Oil, Gas & Consumable Fuels—2.2%
120,125	Anadarko Petroleum Corp., 7.50%, 6/7/18	3,917,276
130,590	Kinder Morgan, Inc., 9.75%, 10/26/18, Ser. A	4,654,228
173,845	Sanchez Energy Corp., 6.50%, Ser. B (e)	3,536,007
8,585	Southwestern Energy Co., 6.25%, 1/15/18, Ser. B	124,397
62,570	WPX Energy, Inc., 6.25%, 7/31/18, Ser. A	3,555,227

		15,787,135

	Pharmaceuticals—0.9%
23,315	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	6,697,234

	Total Convertible Preferred Stock (cost-$169,886,730)	165,479,179

PREFERRED STOCK (a)(d)(f)(i)(j)—1.2%
	Media—1.2%
8,339	LiveStyle, Inc., Ser. A	833,900
76,572	LiveStyle, Inc., Ser. B	7,657,200
5,000	LiveStyle, Inc., Ser. B	50

	Total Preferred Stock (cost-$13,324,564)	8,491,150

COMMON STOCK (a)(d)(f)(i)—0.2%
	Advertising—0.2%
133,715	Affinion Group Holdings, Inc., Class A (h)(acquisition cost-$2,371,020; purchased 11/9/15-11/12/15)	1,365,230

	Aerospace & Defense—0.0%
6,354	Erickson, Inc.	204,091

	Media—0.0%
90,407	LiveStyle, Inc.(j)	9

	Total Common Stock (cost-$7,842,202)	1,569,330

Units
WARRANTS (a)(d)(f)(i)—0.0%
	Commercial Services—0.0%
1,562,241	Cenveo, Inc., strike price $12.00, expires 6/10/24	34,994

	Media—0.0%
19,500	LiveStyle, Inc., expires 11/30/21, Ser. C. (j)	2

	Total Warrants (cost-$183,305)	34,996

Schedule of Investments

AllianzGI Convertible & Income Fund II

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Repurchase Agreements—3.7%
$27,018	State Street Bank and Trust Co., dated 11/30/17, 0.12%, due 12/1/17, proceeds $27,018,090; collateralized by U.S. Treasury Inflation Indexed Bonds, 2.00%, due 1/15/26, valued at $27,565,168 including accrued interest (cost-$27,018,000)	$27,018,000

	Total Investments (cost-$734,725,399) (k)—100.0%	$725,559,683

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $146,156,537, representing 20.1% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $136,061,061, representing 18.8% of total investments.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $10,095,476, representing 1.4% of total investments.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(h)	Restricted. The aggregate acquisition cost of such securities is $6,120,815. The aggregate value is $1,365,302, representing 0.2% of total investments.

(i)	Non-income producing.

(j)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 1.2% of total investments.

(k)	At November 30, 2017, the cost basis of portfolio securities for federal income tax purposes was $739,660,462. Gross unrealized appreciation was $53,518,822; gross unrealized depreciation was $67,619,601; and net unrealized depreciation was $14,100,779. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at November 30, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/17
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$294,336,047	$—	$294,336,047
Convertible Bonds & Notes	—	228,630,981	—	228,630,981
Convertible Preferred Stock:
Agriculture	—	6,434,257	—	6,434,257
Banks	22,016,855	10,550,689	—	32,567,544
Diversified Financial Services	—	3,604,561	—	3,604,561
Healthcare-Products	—	9,139,230	—	9,139,230
Oil, Gas & Consumable Fuels	12,251,128	3,536,007	—	15,787,135
Pharmaceuticals	—	6,697,234	—	6,697,234
All Other	91,249,218	—	—	91,249,218
Preferred Stock	—	—	8,491,150	8,491,150
Common Stock	—	—	1,569,330	1,569,330
Warrants	—	—	34,996	34,996
Repurchase Agreements	—	27,018,000	—	27,018,000

Totals	$125,517,201	$589,947,006	$10,095,476	$725,559,683

At November 30, 2017, a security valued at $10,550,689 was transferred from Level 1 to Level 2. The transfer was a result of the security having used an exchange-traded closing price at February 28, 2017, and having used an evaluated price from a third-party independent pricing vendor on November 30, 2017.

At November 30, 2017, a security valued $6,933,088 was transferred from Level 2 to Level 1. The transfer was a result of the security having used an evaluated price from a third-party independent pricing vendor at February 28, 2017, and having used an exchange-traded closing price on November 30, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2017, was as follows:

	Beginning Balance 2/28/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 11/30/17
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$5,361,665	—		—	$(8,515)	—	$(96,030)	—	$(5,257,120)	$—
Preferred Stock	7,759,031	—		—	—	—	732,119	—	—	8,491,150
Common Stock:
Advertising	1,987,005	—		—	—	—	(621,775)	—	—	1,365,230
Aerospace & Defense	—	$5,471,184	†	—	—	—	(5,267,093)	—	—	204,091
Media	9	—		—	—	—	—	—	—	9
Warrants:
Commercial Services	340,656	—		—	—	—	(305,662)	—	—	34,994
Media	2	—		—	—	—	—	—	—	2

Totals	$15,448,368	$5,471,184		—	$(8,515)	—	$(5,558,441)	$—	$(5,257,120)	$10,095,476

†	Issued via reorganization.
*	Transferred out of Level 3 into Level 2 because an evaluated price from a third-party independent pricing vendor was used on November 30, 2017.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2017:

	Ending Balance at 11/30/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Preferred Stock	$8,491,100	Market and Company Comparables	EV Multiples Illiquidity Discount	0.77x (0.29x - 1.17x) 20%
Common Stock	$1,365,230	Market and Company Comparables	Broker quotes EV Multiples Illiquidity Discount	$11.50 ($11.00 - $12.00) 1.04x (0.24x - 1.51x) 30%
	$204,091	Market and Company Comparables	EV Multiples Illiquidity Discount	0.90x (0.74x - 1.13x) 40%
Warrants	$34,994	Black Scholes Model	Volatility	71%

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2017 was $(5,462,411).

Glossary:

PIK - Payment-in-Kind

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: January 18, 2018

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: January 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: January 18, 2018

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: January 18, 2018